SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Sep. 20, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liability
2024 (3 Months)	$ 15,861
2024	51,544			$ 54,144		$ 42,000	$ 39,200
2025	13,143		$ 7,284	44,344		$ 44,800	$ 42,000
2026	7,920			5,764
2028	26,137
Total lease payments	114,605			104,252
Less: amount representing interest	(14,539)			(8,095)
Total lease obligations	100,066	$ 39,489	30,084	96,157	$ 59,897
Less: current portion of operating lease liability	(57,518)			(41,789)	(39,200)
Long-term portion operating lease liability	42,548			54,368	20,697
Total lease obligations	$ 100,066	$ 39,489	$ 30,084	$ 96,157	$ 59,897